UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3003
                                   ------------


                         AXP TAX-FREE MONEY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:   12/31
                         --------------

AXP(R)
  Tax-Free Money
           Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   Dec. 31, 2004


AXP Tax-Free Money Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.


(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds

Table of Contents

Fund Snapshot                                                         3

Performance Summary                                                   4

Questions & Answers
   with Portfolio Management                                          4

Investments in Securities                                             8

Financial Statements                                                 13

Notes to Financial Statements                                        16

Report of Independent Registered
   Public Accounting Firm                                            20

Federal Income Tax Information                                       21

Fund Expenses Example                                                23

Board Members and Officers                                           24

Proxy Voting                                                         26

(logo) Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Fund Snapshot
        AT DEC. 31, 2004

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Jamie Jackson, CFA                7/04                       16

FUND OBJECTIVE

For investors seeking as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Inception date                                                   8/5/80

Ticker symbol                                                     ITFXX

Total net assets                                         $127.9 million

Number of holdings                                                   48

Weighted average maturity(1)                                    23 days

(1) Weighted average maturity is the amount of time remaining before securities are due and principal must be repaid.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT.      LONG
  X                        HIGH
                           MEDIUM   QUALITY
                           LOW

TOP FIVE STATES

Percentage of portfolio assets

Texas                                                             12.7%
Illinois                                                          11.6
Kentucky                                                           6.7
Minnesota                                                          5.4
California                                                         4.6

SECTOR COMPOSITION

Percentage of portfolio assets

Municipal notes                                                    100%

7-DAY YIELD

0.90%                                                       at 12/31/04

The 7-day yield shown in the table more closely reflects the current earnings of the Fund than the total return quotations. Short-term yield may be higher or lower than the figure shown. Contact your advisor or americanexpress.com for the most current yield information.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Certain income may be subject to alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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3   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Performance Summary

[bar chart]

                                   PERFORMANCE
                        For the year ended Dec. 31, 2004

                                     [bar 1]
                                     +0.50%

[bar 1] AXP Tax-Free Money Fund

Past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS

(Inception date)                    (8/5/80)
at Dec. 31, 2004

1 year                                 +0.50%
3 years                                +0.59%
5 years                                +1.49%
10 years                               +2.25%
Since inception                        +3.56%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting americanexpress.com/funds.

Questions & Answers
                WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Jamie Jackson discusses the Fund's results and positioning for the 2004 fiscal year.

Q: How did AXP Tax-Free Money Fund perform for the fiscal year ended Dec. 31, 2004?

A: AXP Tax-Free Money Fund returned 0.50% for the 12 months ended Dec. 31, 2004. The annualized simple yield was 0.90% and the annualized compound yield was 0.90% for the seven-day period ended Dec. 31, 2004. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

Q:   What factors affected performance during the annual period?

A: At the beginning of 2004, The Federal Reserve Board (the Fed) was expected to raise rates more aggressively than what was priced into the market. Hence, the duration for the Fund was fairly short. The Fed funds rate at the beginning of the year was at 1%, and finished the year at 2.25%. There were several factors in 2004 that kept markets from reacting more negatively to events that historically have been negative for fixed-income investments. The Fed has been more predictable than in past tightening cycles.

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4   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Questions & Answers

    The well-communicated intention of following a measured path to a more normal rate structure has kept the bond market from overreacting to rate movements.

    In June, when the Fed began to raise the federal funds rate, the Fund had a short average rate of maturity of 15 days. By Dec. 31, 2004, we had increased average maturity to 35 days.

Q:  What changes did you make to the Fund and how is it currently positioned?

A: During the first six months of the year, we gradually reduced the Fund's weighted average maturity by purchasing shorter maturities and by shifting from fixed rate securities to variable rate securities. Since variable rate securities reset to higher or lower interest rates as market rates rise or fall, we believe these securities offer good value in a rising interest rate environment. After strong payroll numbers were released in April, indicating that more than 300,000 new jobs had been added to the economy in March, sentiment grew that a change in the Fed's monetary policy may come sooner rather than later. Thus, we shortened the Fund's weighted average maturity further.

    We also adjusted the Fund's average maturity throughout the first six months of the year to prepare for seasonal events such as tax time in April, high municipal note issuance in June, and the January and July reinvestment periods. At the end of June, the Fund had a shorter average maturity and a higher position in variable rate securities than it did in the prior year. In the latter half of the year, the biggest change was extending average maturity.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown.

                                  Short-term       Long-term
Fiscal year ended     Income     capital gains   capital gains       Total
Dec. 31, 2004          $0.01         $--             $--             $0.01
Dec. 31, 2003*           *            --              --               *
Dec. 31, 2002           0.01          --              --             $0.01
Dec. 31, 2001           0.02          --              --             $0.02
Dec. 31, 2000           0.03          --              --             $0.03

* The amount of income distributed was less than one-half a cent per share for the period shown. The 2003 income distribution for AXP Tax-Free Money Fund was $0.00395 per share.

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5   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Questions & Answers

(begin callout quote)> Tax-exempt interest rates are likely to rise in the months ahead, but at a steady, measured pace.(end callout quote)

[line chart]
                                           CHANGES IN THE FEDERAL FUNDS RATE
                                            December 2000 to December 2004

 6.50  5.00  3.75  3.00   1.75  1.75  1.75  1.75   1.25  1.25  1.00  1.00   1.00  1.00  1.25  1.75   2.25
12/00  3/01  6/01  9/01  12/01  3/02  6/02  9/02  12/02  3/03  6/03  9/03  12/03  3/04  6/04  9/04  12/04

Source: Federal Reserve Board

Chart reflects Fed monetary policy target at each quarter-end period shown.

During 2004, the Fed raised its short-term interest rate target five times from 1.00% to 2.25%. Still, overnight lending rates between banks are lower than they were on Sept. 11, 2001.

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6   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Questions & Answers

Q:  How do you intend to manage the Fund in the coming months?

A: Our expectation is that 2005 is going to look very similar to the latter half of 2004. Tax-exempt interest rates are likely to rise in the months ahead, but at a steady, measured pace. The market is pricing in further Fed increases, but not at the pace that we expect over the next six months. As a result, the tax-exempt money market yield curve may likely steepen further, as anticipated rate hikes get priced in. We will continue to closely monitor economic data, Fed policy, and any shifts in the tax-exempt money market yield curve, striving to strategically adjust our portfolio positioning accordingly.

    We believe that the tax-free money market will continue to offer attractive yields compared to its taxable counterpart, although as the level of short-term rates rises, the ratio of tax-exempt vs. taxable yields is likely to decline gradually. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields. Our objective remains seeking a high level of current income exempt from federal income tax consistent with liquidity and stability of principal.

What is Yield Curve Positioning?

Yield curve positioning is a fixed-income investment strategy designed to allocate assets using securities that have a variety of maturities, usually ranging from less than one month to 30 years.

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7   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Investments in Securities

AXP Tax-Free Money Fund

Dec. 31, 2004

(Percentages represent value of investments compared to net assets)

Municipal notes (99.7%)
Issue(b,c,d)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity
Alabama (3.7%)
Columbia Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company Project
  V.R.D.N. Series 1995C
   10-01-22               2.25%              $400,000(e)              $400,000
Columbia Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company Project
  V.R.D.N. Series 1995D
   10-01-22               2.25                400,000(e)               400,000
Columbia Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company Project
  V.R.D.N. Series 1995E
   10-01-22               2.15              3,900,000(e)             3,900,000
Total                                                                4,700,000

Arizona (3.9%)
Salt River Project Agricultural Improvement
  C.P. Series 2005
   02-09-05               1.74              5,000,000                5,000,000

California (4.6%)
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002B-2 (BNP Paribas)
   05-01-22               2.25                400,000(e)               400,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N Series 2002B-5
  (Bayerische Landesbank,Westdeutsche Landesbank)
   05-01-22               2.10              1,400,000(e)             1,400,000
State of California R.A.N.
  Series 2004A
   06-30-05               1.73              4,000,000                4,024,647
Total                                                                5,824,647

Colorado (0.2%)
Moffat County
  Refunding Revenue Bonds
  PacifiCorp Projects
  V.R.D.N. Series 1994
  (JP Morgan Chase Bank) AMBAC
   05-01-13               2.15                300,000(e)               300,000

District of Columbia (3.7%)
District of Columbia
  Revenue Bonds
  American Psychologist Association
  V.R.D.N. Series 2003 (Bank of America)
   03-01-28               2.05              2,755,000(e)             2,755,000
District of Columbia
  Revenue Bonds
  Trinity College
  V.R.D.N. Series 2001 (Wachovia Bank)
   07-01-31               1.99              2,000,000(e)             2,000,000
Total                                                                4,755,000

Florida (3.9%)
Collier County Health Facilities Authority
  C.P. Series 2004 (Bank of America)
   03-08-05               1.78              5,000,000                5,000,000

Georgia (3.9%)
DeKalb County Hospital Authority
  Revenue Bonds
  DeKalb Medical Center Project
  V.R.D.N. Series 2003B
  (Wachovia Bank) FSA
   09-01-31               1.99              5,000,000(e)             5,000,000

See accompanying notes to investments in securities.

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8   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Issue(b,c,d)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity
Illinois (11.6%)
City of Chicago
  Unlimited General Obligation Bonds
  Neighborhoods Alive 21-B
  V.R.D.N. Series 2002B (Lloyds TSB Group) MBIA
   01-01-37               1.97%            $5,100,000(e)            $5,100,000
County of Cook
  Unlimited General Obligation
  Capital Improvement Bonds
  V.R.D.N. Series 2002B
  (Landesbank-Hessen-Thueringen Girozentrale)
   11-01-31               1.68              2,000,000(e)             2,000,000
   11-01-31               1.97              2,000,000(e)             2,000,000
Illinois Finance Authority
  Revenue Bonds
  YMCA of Metropolitan Chicago Project
  V.R.D.N. Series 2001
  (Harris Trust & Savings Bank)
   06-01-29               2.19              2,700,000(e)             2,700,000
State of Illinois
  Unlimited General Obligation Bonds
  V.R.D.N Series 2003B
  (Depfa Bank)
   10-01-33               2.00              3,000,000(e)             3,000,000
Total                                                               14,800,000

Indiana (1.6%)
Indiana Bond Bank
  Revenue Bonds
  Series 2004A
   01-25-05               1.14              2,000,000                2,001,167

Kentucky (6.7%)
Breckinridge County
  Revenue Bonds
  Kentucky Association Counties Leasing Trust
  V.R.D.N. Series 2002A (US Bank)
   02-01-32               2.20              3,000,000(e)             3,000,000
Newport
  Revenue Bonds
  V.R.D.N Series 2002 (US Bank)
   04-01-32               2.01              5,600,000(e)             5,600,000
Total                                                                8,600,000

Michigan (1.2%)
State of Michigan
  Unlimited General Obligation Notes
  Series 2004A
   09-30-05               2.00              1,500,000                1,516,490

Minnesota (5.4%)
Southern Minnesota
  Municipal Power Authority
  C.P.
   01-06-05               1.82              3,800,000                3,800,000
University of Minnesota
  Revenue Bonds
  V.R.D.N. Series 1999A
  (Landesbank-Hessen-Thueringen Girozentrale)
   01-01-34               2.03              3,130,000(e)             3,130,000
Total                                                                6,930,000

Mississippi (3.4%)
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1992
   12-01-16               2.15              2,100,000(e)             2,100,000
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1993
   06-01-23               2.15                700,000(e)               700,000
   06-01-23               2.18              1,500,000(e)             1,500,000
Total                                                                4,300,000

Nebraska (4.3%)
State Public Power District
  C.P. Series A
   02-08-05               1.75              2,000,000                2,000,000
   03-09-05               1.80              3,500,000                3,500,000
Total                                                                5,500,000

New Hampshire (4.3%)
New Hampshire Health & Education Facilities Authority
  Revenue Bonds
  Brewster Academy Issue
  V.R.D.N. Series 2001 (Allied Irish Bank)
   06-01-31               2.05              5,500,000(e)             5,500,000

See accompanying notes to investments in securities.

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9   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Issue(b,c,d)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity
New York (1.2%)
New York City Municipal Water Finance Authority
  Revenue Bonds
  V.R.D.N. Series 1992C FGIC
   06-15-22               2.10%            $1,500,000(e)            $1,500,000

Pennsylvania (2.7%)
Pennsylvania State Higher Educational
  Facilities Authority
  Refunding Revenue Bonds
  Carnegie Mellon University
  V.R.D.N. Series 1995A
  (Morgan Guaranty Trust)
   11-01-25               2.19              1,600,000(e)             1,600,000
Pennsylvania State Higher Educational
  Facilities Authority
  Refunding Revenue Bonds
  Carnegie Mellon University
  V.R.D.N. Series 1995D (Morgan Guaranty Trust)
   11-01-30               2.19              1,900,000(e)             1,900,000
Total                                                                3,500,000

South Carolina (4.3%)
State Public Service Authority
  C.P. Series 2004
   02-10-05               1.81              5,500,000                5,500,000

Tennessee (0.5%)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2003 (Bank of America)
   01-01-33               2.15                500,000(e)               500,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Lien Pool
  V.R.D.N. Series 2002 (Bank of America)
   04-01-32               2.15                200,000(e)               200,000
Total                                                                  700,000

Texas (12.7%)
Bell County Health Facility Development Corporation
  Revenue Bonds
  Scott & White Memorial Hospital
  V.R.D.N. Series 2001-1 (JPMorgan Chase Bank) MBIA
   08-15-31               2.20              3,000,000(e)             3,000,000
City of San Antonio
  Refunding Revenue Bonds Sub Lein
  V.R.D.N. Series 2003B (JPMorgan Chase Bank) MBIA
   05-15-33               1.95              3,990,000(e)             3,990,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  Methodist Hospital
  V.R.D.N. Series 2002
   12-01-32               2.20              2,320,000(e)             2,320,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.N. Series 1999 (Bank One)
   07-01-34               2.20              2,000,000(e)             2,000,000
Houston General Obligation Notes
  C.P.
   02-15-05               1.75              2,000,000                2,000,000
North Central Health Facility Development
  Revenue Bonds
  Methodist Hospitals of Dallas
  V.R.D.N Series 1985B
  (Dexia Credit Local) MBIA
   10-01-15               2.18                400,000(e)               400,000
San Antonio Electric & Gas Systems
  C.P. Series A
   02-22-05               1.77              2,500,000                2,500,000
Total                                                               16,210,000

Utah (2.3%)
Intermountain Power Agency Power Supply
  C.P. Series 1985B-5
   03-07-05               1.79              3,000,000                3,000,000

See accompanying notes to investments in securities.

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10   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Issue(b,c,d)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Virginia (3.9%)
Chesapeake Hospital Authority
  Revenue Bonds
  Chesapeake General Hospital
  V.R.D.N. Series 2001A (SunTrust Bank)
   07-01-31               2.00%            $5,000,000(e)            $5,000,000

Washington (2.3%)
Washington Higher Education Facilities Authority
  Revenue Bonds
  Seattle Pacific University Project
  V.R.D.N Series 2000B (Bank of America)
   10-01-30               2.05              3,000,000(e)             3,000,000

Wisconsin (3.4%)
City of Milwaukee
  Revenue Bonds
  Milwaukee Public Museum
  V.R.D.N. Series 2000
  (Bank One)
   04-01-35               2.00              1,200,000(e)             1,200,000
Milwaukee Redevelopment Authority
  Revenue Bonds
  La Causa Project
  V.R.D.N. Series 2000 (Firstar Bank)
   12-01-20               2.00              3,180,000(e)             3,180,000
Total                                                                4,380,000

Wyoming (3.9%)
Uinta County
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N Series 1993
   08-15-20               2.15              5,000,000(e)             5,000,000

Total investments in securities
(Cost: $127,517,304)(f)                                           $127,517,304

See accompanying notes to investments in securities.

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11   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   The following abbreviations may be used in the portfolio descriptions:

      B.A.N.      --     Bond Anticipation Note
      C.P.        --     Commercial Paper
      R.A.N.      --     Revenue Anticipation Note
      T.A.N.      --     Tax Anticipation Note
      T.R.A.N.    --     Tax & Revenue Anticipation Note
      V.R.        --     Variable Rate
      V.R.D.N.    --     Variable Rate Demand Note

(c) Parentheses may be used to indicate that the Fund is entitled to receive principal and interest from the specified party after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC       --     American Municipal Bond Association Corporation
      FGIC        --     Financial Guaranty Insurance Company
      FSA         --     Financial Security Assurance
      MBIA        --     MBIA Insurance Corporation

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(f) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2004.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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12   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Tax-Free Money Fund

Dec. 31, 2004
Assets
Investments in securities, at value (Note 1)
   (identified cost $127,517,304)                                                             $127,517,304
Cash in bank on demand deposit                                                                      29,605
Accrued interest receivable                                                                        236,768
Receivable for investment securities sold                                                          175,311
                                                                                                   -------
Total assets                                                                                   127,958,988
                                                                                               -----------
Liabilities
Dividends payable to shareholders                                                                    4,333
Capital shares payable                                                                              18,246
Accrued investment management services fee                                                           1,262
Accrued distribution fee                                                                               350
Accrued transfer agency fee                                                                             71
Accrued administrative services fee                                                                    105
Other accrued expenses                                                                              57,741
                                                                                                    ------
Total liabilities                                                                                   82,108
                                                                                                    ------
Net assets applicable to outstanding capital stock                                            $127,876,880
                                                                                              ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                      $  1,279,006
Additional paid-in capital                                                                     126,616,372
Accumulated net realized gain (loss) (Note 5)                                                      (18,498)
                                                                                                   -------
Total -- representing net assets applicable to outstanding capital stock                      $127,876,880
                                                                                              ============
Shares outstanding                                                                             127,900,555
                                                                                               -----------
Net asset value per share of outstanding capital stock                                        $       1.00
                                                                                              ------------

See accompanying notes to financial statements.

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13   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Statement of operations
AXP Tax-Free Money Fund

Year ended Dec. 31, 2004
Investment income
Income:
Interest                                                                        $1,724,166
                                                                                ----------
Expenses (Note 2):
Investment management services fee                                                 515,265
Distribution fee                                                                   143,129
Transfer agency fee                                                                156,687
Administrative services fees and expenses                                           45,528
Compensation of board members                                                        7,507
Custodian fees                                                                      21,364
Printing and postage                                                                73,124
Registration fees                                                                   55,344
Audit fees                                                                          23,250
Other                                                                                5,173
                                                                                     -----
Total expenses                                                                   1,046,371
   Earnings credits on cash balances (Note 2)                                       (8,285)
                                                                                    ------
Total net expenses                                                               1,038,086
                                                                                 ---------
Investment income (loss) -- net                                                    686,080
                                                                                   -------
Net increase (decrease) in net assets resulting from operations                 $  686,080
                                                                                ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Statements of changes in net assets
AXP Tax-Free Money Fund

Year ended Dec. 31,                                                                   2004               2003
Operations and distributions
Investment income (loss) -- net                                                 $     686,080       $     705,289
                                                                                -------------       -------------
Distributions to shareholders from:
   Net investment income                                                             (686,080)           (705,289)
                                                                                     --------            --------
Capital share transactions at constant $1 net asset value
Proceeds from sales of shares                                                     185,159,033         233,230,786
Net asset value of shares issued in reinvestment of distributions                     666,769             739,575
Payments for redemptions of shares                                               (227,418,849)       (271,971,695)
                                                                                 ------------        ------------
Increase (decrease) in net assets from capital share transactions                 (41,593,047)        (38,001,334)
                                                                                  -----------         -----------
Total increase (decrease) in net assets                                           (41,593,047)        (38,001,334)
Net assets at beginning of year                                                   169,469,927         207,471,261
                                                                                  -----------         -----------
Net assets at end of year                                                       $ 127,876,880       $ 169,469,927
                                                                                =============       =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Tax-Free Money Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Free Money Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. AXP Tax-Free Money Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The tax character of distributions paid for the years indicated is as follows:

Year ended Dec. 31,                                           2004        2003

Distributions paid from:
  Ordinary income -- tax-exempt interest distributions*     $686,080  $705,289
  Long-term capital gain                                          --        --

At Dec. 31, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                       $  4,333
Accumulated gain (loss)                                               $(18,498)
Unrealized appreciation (depreciation)                                $     --

* Tax-exempt interest distributions were 100% for the years ended 2004 and 2003.

--------------------------------------------------------------------------------
16   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.25% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.03% to 0.02% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee of $22 per shareholder account for this service.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has an agreement with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets.

During the year ended Dec. 31, 2004, the Fund's custodian and transfer agency fees were reduced by $8,285 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
17   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $399,934,602 and $440,495,000 respectively, for the year ended Dec. 31, 2004. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended Dec. 31, 2004.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $18,498 at Dec. 31, 2004, that if not offset by capital gains will expire as follows:

                                  2008               2010
                                  $167              $18,331

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
18   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Per share income and capital changes(a)
Fiscal period ended Dec. 31,                                                2004       2003        2002        2001       2000
Net asset value, beginning of period                                       $1.00      $1.00       $1.00       $1.00      $1.00
                                                                           -----      -----       -----       -----      -----
Income from investment operations:
Net investment income (loss)                                                 .01         --         .01         .02        .03
                                                                           -----      -----       -----       -----      -----
Less distributions:
Dividends from net investment income                                        (.01)        --        (.01)       (.02)      (.03)
                                                                           -----      -----       -----       -----      -----
Net asset value, end of period                                             $1.00      $1.00       $1.00       $1.00      $1.00
                                                                           -----      -----       -----       -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $128       $169        $207        $207       $227
Ratio of expenses to average daily net assets(b)                            .73%       .71%        .59%        .59%       .59%
Ratio of net investment income (loss) to average daily net assets           .48%       .37%        .89%       2.17%      3.45%
Total return                                                                .50%       .37%        .89%       2.21%      3.50%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

--------------------------------------------------------------------------------
19   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP TAX-FREE MONEY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Tax-Free Money Fund (a series of AXP Tax-Free Money Series, Inc.) as of December 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 2004, and the financial highlights for each of the years in the five-year period ended December 31, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Tax-Free Money Fund, as of December 31, 2004, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

February 21, 2005

--------------------------------------------------------------------------------
20   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions.

AXP Tax-Free Money Fund
Fiscal year ended Dec. 31, 2004

Income distributions -- 100% are tax-exempt.

Payable date                                                           Per share
Jan. 29, 2004                                                           $0.00026
Feb. 26, 2004                                                            0.00022
March 30, 2004                                                           0.00024
April 29, 2004                                                           0.00026
May 27, 2004                                                             0.00026
June 29, 2004                                                            0.00031
July 29, 2004                                                            0.00027
Aug. 30, 2004                                                            0.00038
Sept. 29, 2004                                                           0.00051
Oct. 28, 2004                                                            0.00072
Nov. 29, 2004                                                            0.00081
Dec. 30, 2004                                                            0.00073
Total distributions                                                     $0.00497

Federal taxation

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
21   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 2004 are listed below.

Alabama                        0.629%      Nebraska                       3.228%
Alaska                         0.043       Nevada                         1.022
Arizona                        4.939       New Hampshire                  5.054
California                     5.307       New Mexico                     1.705
Colorado                       1.633       New York                       0.467
Florida                        6.400       Ohio                           0.953
Georgia                        4.495       Pennsylvania                   0.233
Illinois                      10.243       South Carolina                 0.976
Indiana                        1.875       Tennessee                      0.014
Iowa                           1.554       Texas                         12.432
Kentucky                       4.924       Utah                           2.375
Louisiana                      0.102       Vermont                        1.728
Maryland                       0.574       Virginia                       5.891
Massachusetts                  0.256       Washington                     4.233
Michigan                       0.405       Washington, D.C.               3.830
Minnesota                      7.248       Wisconsin                      4.149
Mississippi                    0.588       Wyoming                        0.225
Missouri                       0.270

--------------------------------------------------------------------------------
22   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2004.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs that you may incur in other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              Beginning             Ending          Expenses
                                            account value        account value     paid during        Annualized
                                            July 1, 2004         Dec. 31, 2004    the period(a)      expense ratio
Actual(b)                                      $1,000              $1,003.40          $3.78              .75%
Hypothetical (5% return before expenses)       $1,000              $1,021.37          $3.81              .75%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(b) Based on the actual return of +0.34% for the six months ended Dec. 31, 2004.

--------------------------------------------------------------------------------
23   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 89 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                            Position held     Principal occupation during   Other directorships
address,                         with Fund and     past five years
age                              length of
                                 service
-------------------------------- ----------------- ----------------------------- -------------------------------
Arne H. Carlson                  Board member      Chair, Board Services
901 S. Marquette Ave.            since 1999        Corporation (provides
Minneapolis, MN 55402                              administrative services to
Age 70                                             boards). Former Governor
                                                   of Minnesota
-------------------------------- ----------------- ----------------------------- -------------------------------
Philip J. Carroll, Jr.           Board member      Retired Chairman and CEO,     Scottish Power PLC, Vulcan
901 S. Marquette Ave.            since 2002        Fluor Corporation             Materials Company, Inc.
Minneapolis, MN 55402                              (engineering and              (construction
Age 67                                             construction) since 1998      materials/chemicals)
-------------------------------- ----------------- ----------------------------- -------------------------------
Livio D. DeSimone                Board member      Retired Chair of the Board    Cargill, Incorporated
30 Seventh Street East           since 2001        and  Chief Executive          (commodity merchants and
Suite 3050                                         Officer, Minnesota Mining     processors), General Mills,
St. Paul, MN 55101-4901                            and Manufacturing (3M)        Inc. (consumer foods), Vulcan
Age 70                                                                           Materials Company
                                                                                 (construction materials/
                                                                                 chemicals), Milliken & Company
                                                                                 (textiles and chemicals), and
                                                                                 Nexia Biotechnologies, Inc.
-------------------------------- ----------------- ----------------------------- -------------------------------
Patricia M. Flynn                Board member      Trustee Professor of          BostonFed Bancorp, Inc.
901 S. Marquette Ave.            since 2004        Economics and Management,     (holding company) and its
Minneapolis, MN 55402                              Bentley College since 2002;   subsidiary Boston Federal
Age 53                                             former Dean, McCallum         Savings Bank
                                                   Graduate School of
                                                   Business,  Bentley College
                                                   from 1999 to 2002
-------------------------------- ----------------- ----------------------------- -------------------------------
Anne P. Jones                    Board member      Attorney and Consultant
901 S. Marquette Ave.            since 1985
Minneapolis, MN 55402
Age 69
-------------------------------- ----------------- ----------------------------- -------------------------------
Stephen R. Lewis, Jr.*           Board member      Retired President and         Valmont Industries, Inc.
901 S. Marquette Ave.            since 2002        Professor of Economics,       (manufactures irrigation
Minneapolis, MN 55402                              Carleton College              systems)
Age 65
-------------------------------- ----------------- ----------------------------- -------------------------------

* Interested person of AXP Partners International Aggressive Growth Fund and AXP Partners International Core Fund by reason of being a security holder of Bank of America Corporation, parent company of Columbia Wanger Asset
     Management, L.P., one of AXP Partners International Aggressive Growth Fund's subadvisers and Marsico Capital Management, LLC, one of AXP Partners International Core Fund's subadvisers.

--------------------------------------------------------------------------------
24   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

Independent Board Members (continued)

Name,                            Position held     Principal occupation during   Other directorships
address,                         with Fund and     past five years
age                              length of
                                 service
-------------------------------- ----------------- ----------------------------- -------------------------------
Catherine James Paglia           Board member      Director, Enterprise Asset    Strategic Distribution, Inc.
901 S. Marquette Ave.            since 2004        Management, Inc. (private     (transportation, distribution
Minneapolis, MN 55402                              real estate and asset         and logistics consultants)
Age 52                                             management company) since
                                                   1999
-------------------------------- ----------------- ----------------------------- -------------------------------
Alan K. Simpson                  Board member      Former three-term United
1201 Sunshine Ave.               since 1997        States Senator for Wyoming
Cody, WY 82414
Age 73
-------------------------------- ----------------- ----------------------------- -------------------------------
Alison Taunton-Rigby             Board member      Founder and Chief Executive   Hybridon, Inc. (biotechnology)
901 S. Marquette Ave.            since 2002        Officer, RiboNovix, Inc.
Minneapolis, MN 55402                              since 2004; President,
Age 60                                             Forester Biotech since
                                                   2000; prior to that,
                                                   President and CEO, Aquila
                                                   Biopharmaceuticals, Inc.
-------------------------------- ----------------- ----------------------------- -------------------------------

Board Member Affiliated with AEFC**

Name,                             Position held    Principal occupation during    Other directorships
address,                          with Fund and    past five years
age                               length of
                                  service
--------------------------------- ---------------- ------------------------------ ------------------------------
William F. Truscott               Board member     Senior Vice President -
53600 AXP Financial Center        since 2001,      Chief Investment Officer of
Minneapolis, MN 55474             Vice             AEFC since 2001. Former
Age 44                            President        Chief Investment Officer and
                                  since 2002       Managing Director, Zurich
                                                   Scudder Investments
--------------------------------- ---------------- ------------------------------ ------------------------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
25   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age               Position held     Principal occupation during   Other directorships
                                 with Fund and     past five years
                                 length of
                                 service
-------------------------------- ----------------- ----------------------------- -------------------------------
Jeffrey P. Fox                   Treasurer         Vice President - Investment
105 AXP Financial Center         since 2002        Accounting, AEFC, since
Minneapolis, MN 55474                              2002;  Vice President -
Age 49                                             Finance, American Express
                                                   Company, 2000-2002;  Vice
                                                   President - Corporate
                                                   Controller, AEFC, 1996-2000
-------------------------------- ----------------- ----------------------------- -------------------------------
Paula R. Meyer                   President         Senior Vice President and
596 AXP Financial Center         since 2002        General Manager - Mutual
Minneapolis, MN 55474                              Funds, AEFC, since 2002;
Age 50                                             Vice President and Managing
                                                   Director - American Express
                                                   Funds, AEFC, 2000-2002;
                                                   Vice President, AEFC,
                                                   1998-2000
-------------------------------- ----------------- ----------------------------- -------------------------------
Leslie L. Ogg                    Vice President,   President of Board Services
901 S. Marquette Ave.            General           Corporation
Minneapolis, MN 55402            Counsel, and
Age 66                           Secretary
                                 since 1978
-------------------------------- ----------------- ----------------------------- -------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
26   --   AXP TAX-FREE MONEY FUND   --   2004 ANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for AXP Tax-Free Money Series, Inc. were as follows:

                        2004 - $22,619;                       2003 - $22,598

(b) Audit - Related Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for AXP Tax-Free Money Series, Inc. were as follows:

                        2004 - $32;                           2003 - $39

(c) Tax Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for tax compliance related services for AXP Tax-Free Money Series, Inc. were as follows:

                        2004 - $2,495;                        2003 - $2,230

(d) All Other Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for additional professional services for AXP Tax-Free Money Series, Inc. were as follows:

                        2004 - None;                          2003 - None

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2004 and 2003 were pre-approved by the audit committee with the exception of the 2003 tax fees.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended Dec. 31, by the registrant for non-audit services to KPMG LLP were as follows:

                        2004 - None;                          2003 - None

         The fees paid for the years ended Dec. 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2004 - $126,900;                      2003 - $35,890

(h) For the fees disclosed in item (g) above, 100% and 86% of the fees for services performed during 2004 and 2003, respectively, were pre-approved by the audit committee. The exception was a 2003 tax research request by the adviser on defaulted securities for $5,000. The amounts not pre-approved are compatible with maintaining KPMG LLP's independence.

* 2003 represents bills paid 1/1/03 - 12/31/03
  2004 represents bills paid 1/1/04 - 12/31/04

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Tax-Free Money Series,  Inc.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 4, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 4, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 4, 2005